Schedule of Reconciliation of Income Tax Benefit (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax provision at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.20%	(1.20%)
Stock-based compensation expense	(0.90%)	(1.40%)
Permanent differences - other	(0.20%)	0.00%
Change in fair value of convertible notes	(11.00%)	(10.50%)
Change in fair value of warrants	(5.70%)	(5.80%)
Change in valuation allowance	(3.40%)	(1.00%)
Other, net	(0.10%)	(1.20%)
Effective income tax rate	(0.10%)	(0.10%)